Acquisitions and Dispositions - Fair value of consideration exchanged (Details) - USD ($)	Dec. 03, 2021	Feb. 16, 2021
C Acquisition
Acquisitions and Dispositions
Cash consideration	$ 197,966
Share consideration	96,200
Total	$ 294,166
HuffPost
Acquisitions and Dispositions
Share consideration		$ 24,064
Working capital adjustments		(490)
Total		$ 23,574